Related Party and Party-in-Interest Transactions (Details) - EBP 003 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	$ 909,280	$ 987,714
Bank of New York Mellon
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	297
State Street Global Advisors
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	27
Mutual funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	350,942	391,971
Mutual funds | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	5,008	5,656
Cash reserve funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	10,382	9,090
Cash reserve funds | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	$ 10,346	$ 1,980